FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives
We have entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR:

Instrument (in thousands of $)	Year Ended	Notional Amount	Maturity Dates			Fixed Interest Rate
Interest rate swaps:
Receiving floating, pay fixed	December 31, 2019	1,557,834	2020	to	2026	1.12%	to	2.90%
Receiving floating, pay fixed	December 31, 2018	1,783,325	2019	to	2026	1.07%	to	2.90%

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The carrying value and estimated fair value of our financial instruments at December 31, 2019 and 2018 are as follows:

(in thousands of $)	Fair Value Hierarchy	2019 Carrying Value	2019 Fair Value	2018 Carrying Value	2018 Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	47,661	47,661	96,648	96,648
Restricted cash and short-term deposits	Level 1	182,261	182,261	172,444	172,444
2015 and 2017 Norwegian Bonds(1)	Level 1	400,000	394,715	400,000	396,843
Long-term debt—floating(2)	Level 2	822,944	822,944	883,100	883,100
Obligation under finance lease(2)	Level 2	122,779	122,779	119,683	119,683
Derivatives:
Interest rate swaps asset(3)	Level 2	1,285	1,285	17,617	17,617
Interest rate swaps liability(3)	Level 2	36,167	36,167	8,753	8,753

1.This pertains to bonds with a combined carrying value of $400.0 million as of December 31, 2019 (2018: $400.0 million) which is included under long-term debt on the balance sheet. The fair value of the bonds as of December 31, 2019 was $394.7 million (2018: $396.8 million), which represents 98.7% (2018: 99.2%) of their face value.
2.Our debt and finance lease obligation are recorded at amortized cost in the consolidated balance sheets. Debt is presented in the above table, gross of deferred financing cost of $6.0 million as of December 31, 2019 (2018: $10.8 million).
3.Derivative liabilities are captured within other current liabilities and derivative assets are captured within other current and non-current assets on the consolidated balance sheet.

Offsetting Assets	However, if we were to offset and record the asset and liability balance of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2019 and 2018 would be adjusted as detailed in the following table:

	December 31, 2019			December 31, 2018
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	1,285	(1,029)	256	17,617	(3,281)	14,336
Total liability derivatives	36,167	(1,029)	35,138	8,753	(3,281)	5,472

Offsetting Liabilities	However, if we were to offset and record the asset and liability balance of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2019 and 2018 would be adjusted as detailed in the following table:

	December 31, 2019			December 31, 2018
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	1,285	(1,029)	256	17,617	(3,281)	14,336
Total liability derivatives	36,167	(1,029)	35,138	8,753	(3,281)	5,472